Equity - Summary of Movements in Ordinary Share Capital (Parenthetical) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Jan. 03, 2025 shares	Mar. 31, 2024 $ / shares shares	Jan. 05, 2024 shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 shares	Mar. 31, 2021 $ / shares shares
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Proceeds from exercise of warrants | $		$ 1,362	$ 0
December 2022 warrants | Borrowings - Oaktree
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Exercise price (in australian dollars per share) | $ / shares	$ 7.24	$ 7.24
Number of warrants issued to purchase american depositary shares	188,122	188,122						455,000
Proceeds from exercise of warrants | $	$ 1,400	$ 1,300
December 2022 warrants | Borrowings - Oaktree | Potential Ordinary Share Transactions
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Number of warrants issued to purchase american depositary shares						227,502
January 2025 warrants | Borrowings - Oaktree | Potential Ordinary Share Transactions
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Number of warrants issued to purchase american depositary shares				1,881,220
Private Placement
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Fully-paid ordinary shares (in shares)									60,109,290
Sale of equity price (in dollars per share) | $ / shares							$ 0.30
Ordinary shares (in shares)							201,137,412
Conversion ratio of warrants								0.25
Exercise price (in australian dollars per share) | $ / shares									$ 2.30
Private Placement | Chief Medical Officer
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Fully-paid ordinary shares (in shares)					5,039,814
Sale of equity price (in dollars per share) | $ / shares					$ 0.30